United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
March 31, 2010

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:     Dudley & Shanley, LLC
Address:  130 Maple Avenue
          Suite 6
          Red Bank, NJ 07701-1729

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley, Red Bank, NJ, April 9, 2010

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T, Inc.                     COM              00206R102      221     8550 SH       Sole                     8550
Adobe Systems, Inc.            COM              00724F101    15275   431850 SH       Sole                   431850
Alberto-Culver Co.             COM              013078100    13220   505550 SH       Sole                   505550
Anadarko Petroleum             COM              032511107    13091   179750 SH       Sole                   179750
Diamond Offshore Drill         COM              25271C102      941    10600 SH       Sole                    10600
EMC Corp.                      COM              268648102      514    28500 SH       Sole                    28500
Ecolab Inc.                    COM              278865100    10297   234300 SH       Sole                   234300
Fastenal Co.                   COM              311900104    14203   295950 SH       Sole                   295950
Fiserv Inc.                    COM              337738108    14261   280950 SH       Sole                   280950
Gardner Denver, Inc.           COM              365558105    12355   280550 SH       Sole                   280550
General Electric Co            COM              369604103     1092    60000 SH       Sole                    60000
Goldcorp Inc.                  COM              380956409    13291   357100 SH       Sole                   357100
Hathor Exploration             COM              419018106     1096   567500 SH       Sole                   567500
Henry Schein Inc.              COM              806407102    14660   248900 SH       Sole                   248900
Linear Technology              COM              535678106    17424   616765 SH       Sole                   616765
Max Minerals, Inc.             COM              B3QMWG0         24    54750 SH       Sole                    54750
Metalline Mining Co.           COM              591257100      100   100000 SH       Sole                   100000
Mettler-Toledo Int'l           COM              592688105    16966   155364 SH       Sole                   155364
Microsoft Corp.                COM              594918104      656    22400 SH       Sole                    22400
Nalco Holding Co.              COM              62985Q101    13243   544300 SH       Sole                   544300
Occidental Petroleum           COM              674599105     2113    25000 SH       Sole                    25000
Paccar Inc.                    COM              693718108    16961   391350 SH       Sole                   391350
Paychex, Inc.                  COM              704326107    14807   482000 SH       Sole                   482000
ProSh UltSht 20+ TYS           COM              74347R297    14629   300450 SH       Sole                   300450
Robert Half Int'l              COM              770323103    13123   431250 SH       Sole                   431250
Rollins, Inc.                  COM              775711104    13301   613526 SH       Sole                   613526
Schlumberger Ltd.              COM              806857108    10579   166700 SH       Sole                   166700
St. Mary Land & Exp.           COM              792228108    26265   754525 SH       Sole                   754525
Thompson Creek Mtls            COM              884768102      323    23900 SH       Sole                    23900
Waters Corporation             COM              941848103    17249   255393 SH       Sole                   255393